Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share [abstract]
Basic and Diluted Loss Per Share

11.	BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the year ended December 31, 2019 and 2018 was based on the following:

	2019	2018
Loss attributable to common shareholders	$69,193	$15,957
Weighted average number of shares outstanding (000s)	358,343	312,265

Basic and diluted loss per share excludes the effect of 25,752,266 (2018 – 24,606,732) employee share purchase options outstanding, 31,306,275 (2018 – 31,366,800) non-employee share purchase options and warrants, 458,129 DSUs and nil (2018 – 196,753) RSUs, as they are anti-dilutive. In 2018, the weighted average number of shares outstanding included the special warrants issued in December 2018 (note 6(b)).